Provision for Restructuring and Other Costs (Details Narrative) - 2017 German Restructuring [Member] $ in Thousands	Jun. 06, 2019 USD ($) Employee
Statement Line Items [Line Items]
Number of employees | Employee	8
Severance cost | $	$ 773